Cash and Cash Equivalents - Additional Information (Details)	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalent [Line Items]
Effective interest rate of term deposits	3.97%
Up to 3 months
Cash And Cash Equivalent [Line Items]
Effective interest rate of term deposits	3.35%	3.24%